Summary of Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Statutory United States federal rate	21.00%	21.00%
State income taxes net of federal benefit	1.70%	26.00%
Change in valuation allowance	(14.80%)	(4.00%)
Effective rate	7.90%	43.00%